Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Disclosure of operating segments [line items]
adjustments for share based payments including employer tax	€ 4.5	€ 0.3	€ 10.9	€ 2.4
Profit (loss)	36.3	41.9	129.7	109.2
Taxation	10.0	11.7	39.2	28.8
Net financing costs	12.1	8.6	36.1	57.0
Depreciation	10.4	8.6	28.4	26.6
Amortization	2.0	2.0	5.2	5.8
EBITDA	70.8	72.8	238.6	227.4
Exceptional items	4.1	5.4	11.7	16.8
Material reconciling items
Disclosure of operating segments [line items]
Business Combination, Purchase Price Adjustment, Inventory Step Up	3.6	0.0	5.7	0.0
Exceptional items	4.1	5.4		16.8
Other adjustments	5.2	0.3	19.8	2.4
Adjusted EBITDA	€ 83.7	€ 78.5	€ 275.8	€ 246.6